Document And Entity Information	0 Months Ended
Jul. 25, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 25, 2014
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Jul. 25, 2014